Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 5 – RELATED PARTY TRANSACTIONS

On January 23, 2013 the Company entered into an agreement in which a related party transferred a $20,000 bond to the Company.

Various general and administrative expenses of the Company as well as loans for operating purposes have been paid for or made by related parties of the Company. During the three months ended March 31, 2013, the Company received cash of $22,500 on these payables, had $14,345 in expenses paid on behalf of the Company, and made payments totaling $80,500 on these related party payables. Related party payables totaled $81,871 and $122,845 at March 31, 2013 and December 31, 2012, respectively. These amounts payable bear no interest, are uncollateralized and due on demand.

NOTE 7 – RELATED PARTY TRANSACTIONS

Various general and administrative expenses of the Company as well as loans for operating purposes have been paid for or made by related parties of the Company. During the year ended December 31, 2012 the Company received cash of $46,500 on these payables, had $85,898 in expenses paid on behalf of the Company, and made payments totaling $19,575 on these related-party payables. Related party payables totaled $122,845 and $10,022 at December 31, 2012 and 2011, respectively. These amounts payable bear no interest, are uncollateralized and due on demand.